Organization of the Company and Significant Accounting Policies	12 Months Ended
Dec. 31, 2015
Notes
Organization of the Company and Significant Accounting Policies

NOTE 1 - ORGANIZATION OF THE COMPANY AND SIGNIFICANT ACCOUNTING POLICIES

Organization

We were originally incorporated in the State of Nevada on January 8, 2007 as “Coyote Hills Golf, Inc.”  We were previously an online retailer of golf-related apparel, equipment and supplies.  Prior to the acquisition of the assets of Spindle Mobile, Inc. (“Spindle Mobile”), as described below, we generated minimal revenues from the golf-related business.

On December 2, 2011, we acquired certain assets and intellectual property from Spindle Mobile, a Delaware corporation in the business of data processing, mobile payments fields and other related fields, in exchange for approximately 80% of the issued and outstanding common stock of the Company, which shares were distributed to the stockholders of Spindle Mobile, pursuant to the terms and conditions of an Asset Purchase Agreement (the "Spindle Mobile Agreement").

Concurrent with the closing of the Spindle Mobile Agreement, we amended our articles of incorporation to change our name from "Coyote Hills Golf, Inc." to "Spindle, Inc." Additionally, we changed our authorized capital from 100,000,000 shares of common stock and 100,000,000 shares of preferred stock, $0.001 par value to 300,000,000 shares of common stock, $0.001 par value, and 50,000,000 preferred stock, $0.001 par value. The actions were approved on November 11, 2011, by the consent of the majority stockholders who represented 90% of our issued and outstanding common stock, and were effective on of December 2, 2011.

On December 31, 2012 (the “Parallel Acquisition Closing Date”), pursuant to that certain Asset Purchase Agreement (the “Parallel Agreement”) by and between the Company and Parallel Solutions Inc., a Nevada corporation (“Parallel”), the Company acquired substantially all of Parallel’s assets used in connection with its business of facilitating electronic payment processing services to merchants (the “Parallel Assets”), assumed certain specified liabilities and hired seven employees of Parallel in exchange for 538,570 unregistered shares of common stock, of which 53,857 shares (the "Parallel Indemnification Escrow") and 100,000 shares (the "Parallel Deferred Consent Escrow”) were deposited in escrow with our transfer agent.  The Parallel Indemnification Escrow was released on January 23, 2014. On October 29, 2013, the Parallel Deferred Consent Escrow was released to Parallel after certain specified contract assignments and residual revenue streams were assigned to the Company pursuant to the Parallel Agreement. In June of 2015, the Parallel Assets were sold.

On March 20, 2013 (the “MeNetwork Closing Date”), the Company assumed certain liabilities and acquired substantially all of the assets of MeNetwork, Inc., a Delaware corporation (“MeNetwork”), used in connection with its business of developing, marketing and licensing a mobile marketing platform for use by merchants and consumers (the “MeNetwork Assets”), pursuant to an Asset Purchase Agreement dated March 1, 2013 by and between Spindle and MeNetwork (the “MeNetwork Agreement”).  As consideration for the assumption of the liabilities and the acquisition of the MeNetwork Assets, the Company issued an aggregate of 2,750,000 shares of common stock to the stockholders of MeNetwork, of which 350,000 were deposited in escrow with our transfer agent for the purposes of satisfying any indemnification claims.  The MeNetwork Indemnification Escrow was released pursuant to the MeNetwork Agreement. On October 7, 2013, the Company issued an additional 750,000 shares of common stock to Ashton Craig Page, the former director and Chief Operating Officer of MeNetwork and a former director of the Company, pursuant to the terms and conditions of the MeNetwork Agreement. On December 12, 2014, the Company, and Ashton Craig Page, in his capacity as the representative of MeNetwork and the MeNetwork Stockholders (the “Representative”), entered into an Amendment and Waiver to Asset Purchase Agreement (the "Amendment), pursuant to which the Company agreed to issue and the Representative agreed to accept on behalf of MeNetwork and the MeNetwork Stockholders an acceleration of the issuance of up to an aggregate of 1,000,000 Earnout Shares on or before December 31, 2014 in full satisfaction of all obligations of the Company to issue the Earnout Shares pursuant to the Purchase Agreement during the Earnout Period. These shares were issued on December 23, 2014.

On January 3, 2014 (the “Closing Date”), the Company acquired substantially all of the assets of Yowza International Inc. (renamed Y Dissolution, Inc.) (“Yowza!!) used in connection with its business of providing retail coupons through a mobile application (the “Yowza Assets”), and assumed certain liabilities of Yowza!! in an amount equal to $15,000 for consideration equal to (1) $500,000 in cash paid to Yowza!! and certain creditors and holders of outstanding promissory notes issued by Yowza!! and (2) an aggregate of 1,642,000 unregistered shares of our common stock (the “Aggregate Share Consideration”), issuable to the holders of Yowza!!’s outstanding capital stock.  Ten percent of the Aggregate Share Consideration is issuable to certain executive management members and advisors of Yowza!! in accordance with consulting or employment agreements and subject to certain vesting provisions.  In addition, an aggregate of 197,052 shares of common stock (the “Indemnification Escrow”), representing approximately 12% of the Aggregate Share Consideration, was deposited in escrow for a period of one year from the Closing Date. The Yowza!! Indemnification Escrow was released on January 12, 2015.  The Indemnification Escrow is available to compensate Spindle pursuant to the indemnification obligations of Yowza!! under the Asset Purchase Agreement, and for any necessary accounts receivable adjustment after the Closing Date in the event Spindle is unable to collect the acquired outstanding accounts receivable of Yowza!! within 120 days after the Closing Date.

On October 23, 2015 (the “Closing Date”) the Company completed the acquisition of specific assets of Catalyst Business Development, Inc. (“Catalyst”) pursuant to an Asset Purchase Agreement, dated September 14, 2015, by and between the Company and Catalyst in exchange for 300,000 unregistered shares of the Company’s common stock issued to the holders of Catalyst stock.  The consideration amounted to $75,000 using a fair value of $0.25 per share at the Closing Date.  The assets acquired include a white-labeled license of the Merchant Partners solution and various assets related to branding, marketing and sales. Spindle will continue to operate the gateway under the Catalyst brand.

Reclassifications

Certain reclassifications have been made to the prior years’ financial statements to conform to the current year presentation.  These reclassifications had no effect on previously reported results of operations or retained earnings.

Summary of significant accounting policies

Cash and cash equivalents

The Company considers cash and cash equivalents to include all stable, highly liquid investments with an original maturity of three months or less from the date of purchase.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ materially from those estimates.

Revenue recognition

Revenue is derived on a per message/notification basis through the Company’s patented technologies and a modular, adaptable platform designed to create multi-channel messaging gateways for all types of connected devices. The Company also earns revenue for services, such as programming, licensure on Software as a Service (“SaaS”) basis, and on a performance basis, such as when a client acquires a new customer through our platform. Revenue is recognized in accordance with Staff Accounting Bulletin (“SAB”) No. 101, “Revenue Recognition in Financial Statements,” as revised by SAB No. 104. As such, the Company recognizes revenue when persuasive evidence of an arrangement exists, title transfer has occurred, the price is fixed or readily determinable, and collectability is probable. Sales are recorded net of sales discounts.

Accounts receivable, net

Accounts receivable primarily represents the net cash due from the Company's credit card and other payment processors for cleared transactions. The carrying amount of the Company's receivables is reduced by an allowance for doubtful accounts that reflects management's best estimate of amounts that will not be collected. The adequacy of the allowance is based on historical loss experience and information collected from individual customers. Accounts receivable are charged off against the allowance when it is determined that the receivable is uncollectible.  Interest is not accrued on overdue accounts receivable.

Inventory

Inventories consist of merchandise held for sale in the ordinary course of business, including cost of freight and other miscellaneous acquisition costs, and are stated at the lower of cost or market. The Company records a write-down for inventories which have become obsolete or are in excess of anticipated demand or net realizable value. The Company periodically performs a detailed inventory review that considers multiple factors including demand forecasts, market conditions, product life cycle status, product development plans and current sales levels. If actual demand or market conditions for the Company’s products are less favorable than forecasted or if unforeseen changes negatively affect the utility of the Company’s inventory, additional inventory write-downs may be required.

In the fourth quarter of 2015, management’s review determined that the carrying value of inventory included items that were obsolete or would never be used by the Company.  In this respect, equipment in inventory with a total cost of $103,307 was written off and a loss recorded.

Property and equipment

Property and equipment are stated at cost. Major renewals and improvements are charged to the asset accounts.  Replacements, maintenance and repairs that do not improve or extend the lives of the respective assets are expensed.  At the time property and equipment are retired or otherwise disposed of, the asset and related accumulated depreciation accounts are relieved of the applicable amounts. Gains or losses from retirements or sales are credited or charged to income.

Depreciation is computed on the straight-line and accelerated methods for financial reporting and income tax reporting purposes based upon the following estimated useful lives:

Computer Software	3 years
Computer Equipment	5 years
Office furniture and equipment	7 years

Long-lived assets

The Company accounts for its long-lived assets in accordance with ASC Topic 360-10-05, “Accounting for the Impairment or Disposal of Long-Lived Assets.”  “ASC Topic 360-10-05” requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the historical cost carrying value of an asset may no longer be appropriate.  The Company assesses recoverability of the carrying value of an asset by estimating the future net cash flows expected to result from the asset, including eventual disposition.  If the future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset’s carrying value and fair value or disposable value.  The Company recorded an impairment to its intellectual property for the year ended December 31, 2015 as further discussed in Note 6.

Goodwill

The Company accounts for goodwill in accordance with ASC Topic 805-30-25, “Accounting for Business Combinations” (“ASC Topic 805-30”) and “Accounting for Goodwill - Subsequent Measurement” (“ASC Topic 350-20-35”).

ASC Topic 805-30 requires that the acquirer shall recognize goodwill as of the acquisition date as the excess of the fair value of the consideration transferred over the fair value of the net acquisition-date amounts of the identifiable assets and liabilities assumed.

ASC Topic 350-20-35 requires that goodwill acquired in a purchase and determined to have an indefinite useful life is not amortized, but instead tested for impairment annually or more frequently when events or circumstances indicates that the carrying value of a reporting unit more likely than not exceeds its fair value. The Company’s annual goodwill impairment testing date is December 31 of each year. The Company first assesses qualitative factors to determine whether it’s necessary to perform the two-step goodwill impairment test. Impairment is the condition that exists when the carrying amount of goodwill exceeds its implied fair value. If the qualitative assessment results in an indication that it’s more likely than not that the fair value of a reporting unit is less than its carrying amount, then a quantitative assessment must be performed. Management has determined that the Company has one reporting unit for purposes of testing goodwill.

The quantitative analysis involves estimating the fair value of its reporting unit utilizing a combination of valuation methods including market capitalization, the income approach and cash flows. Income and cash flow forecasts were used in the evaluation of goodwill based on management’s estimate of future performance. If goodwill is determined to be impaired as a result of this analysis, an impairment loss is recorded equal to the difference between the asset’s carrying value and fair value.  The Company recorded impairment to its goodwill for each of the years ended December 31, 2015 and December 31, 2014 as further discussed in Note 8.

Capitalized software development costs

The Company capitalizes software development costs subsequent to establishing technological feasibility of a software application. Capitalized software development costs represent the costs associated with the development of the Company’s software applications used to generate revenue from our customers. Amortization of such costs is recorded on a software application-by-application basis, based on the greater of the proportion of current year sales to the total of current and estimated future sales for the applications or the straight-line method over the remaining estimated useful life of the software application. The Company continually evaluates the recoverability of capitalized software costs and will charge to operations amounts that are deemed unrecoverable for projects it abandons.

Stock-based compensation

The Company accounts for stock-based payments to employees in accordance with ASC 718, “Stock Compensation” (“ASC 718”).  Stock-based payments to employees include grants of stock, grants of stock options and issuance of warrants that are recognized in the statement of operations based on their fair values at the date of grant.

The Company accounts for stock-based payments to non-employees in accordance with ASC 505-50, “Equity-Based Payments to Non-Employees.”  (“ASC 505-50”) Stock-based payments to non-employees include grants of stock, grants of stock options and issuances of warrants that are recognized in the statement of operations based on the value of the vested portion of the award over the requisite service period as measured at its then-current fair value as of each financial reporting date. The Company calculates the fair value of option grants and warrant issuances utilizing the Black-Scholes pricing model.  The amount of stock-based compensation recognized during a period is based on the value of the portion of the awards that are ultimately expected to vest.  ASC 718 requires forfeitures to be estimated at the time stock options are granted and warrants are issued to employees and non-employees, and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.  The term “forfeitures” is distinct from “cancellations” or “expirations” and represents only the unvested portion of the surrendered stock option or warrant.

The Company estimates forfeiture rates for all unvested awards when calculating the expense for the period.  In estimating the forfeiture rate, the Company monitors both stock option and warrant exercises as well as employee termination patterns.  The resulting stock-based compensation expense for both employee and non-employee awards is generally recognized on compensation under ASC  505-50, In accordance with ASC 505-50, the cost of stock-based compensation is measured at the grant date based on the value of the award and is recognized over the vesting period. The value of the stock-based award is determined using the Black-Scholes option-pricing models, whereby compensation cost is the excess of the fair value of the award as determined by the pricing model at the grant date or other measurement date over the amount that must be paid to acquire the stock.

Loss per share

The Company reports earnings (loss) per share in accordance with ASC Topic 260-10, "Earnings per Share." Basic earnings (loss) per share is computed by dividing income (loss) available to common shareholders by the weighted average number of common shares available. Diluted earnings (loss) per share is computed similar to basic earnings (loss) per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. Diluted earnings (loss) per share has not been presented since the effect of the assumed conversion of warrants and debt to purchase common shares would have an anti-dilutive effect. Potential common shares as of December 31, 2015 that have been excluded from the computation of diluted net loss per share amounted to 3,440,000 shares and include 600,000 warrants and 2,840,000 options. Of the 2,840,000 potential common shares at December 31, 2015, 1,245,833 had not vested.  Potential common shares as of December 31, 2014 that have been excluded from the computation of diluted net loss per share amounted to 3,710,834 shares and include 250,000 warrants and 3,460,834 options. Of the 3,460,834 potential common shares at December 31, 2014, 1,342,500 had not vested.

Income taxes

The Company accounts for its income taxes under the provisions of “Income Taxes” (“ASC 740”). The method of accounting for income taxes under ASC 740 is the asset and liability method. The asset and liability method requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between tax bases and financial reporting bases of other assets and liabilities.

Fair value of financial instruments

We account for non-recurring fair value measurements of our non-financial assets and liabilities in accordance with ASC 820-10 Fair Value Measurement. This guidance defines fair value, establishes a framework for measuring fair value and addresses required disclosures about fair value measurements. This standard establishes a three-level hierarchy for fair value measurements based upon the significant inputs used to determine fair value. Observable inputs are those which are obtained from market participants external to the Company while unobservable inputs are generally developed internally, utilizing management’s estimates, assumptions and specific knowledge of the assets/liabilities and related markets. The three levels are defined as follows:

Level 1 - Valuation is based on quoted prices in active markets for identical assets and liabilities.

Level 2 - Valuation is determined from quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar instruments in markets that are not active, or by model-based techniques in which all significant inputs are observable in the market.

Level 3 -Valuation is derived from model-based techniques in which at least one significant input is unobservable and based on the company’s own estimates about the assumptions that market participants would use to value the asset or liability.

If the only observable inputs are from inactive markets or for transactions which the Company evaluates as “distressed”, the use of Level 1 inputs should be modified by the company to properly address these factors, or the reliance of such inputs may be limited, with a greater weight attributed to Level 3 inputs.

Due to the short-term nature of our financial assets and liabilities, we consider their carrying amounts to approximate fair value.

Recent Accounting Standards

The Company continually assesses any new accounting pronouncements to determine their applicability to the Company. Where it is determined that a new accounting pronouncement affects the Company’s financial reporting, the Company undertakes a study to determine the consequence of the change to its financial statements and assures that there are proper controls in place to ascertain that the Company’s financials properly reflect the change.

In August 2014, The FASB issued ASU No. 2014-15, “Presentation of Financial Statements - Going Concern (Subtopic 205-40).” (“ASU 2014-15”) provides guidance for disclosure of uncertainties about an entity’s ability to continue as a going concern. In doing so, management will need to perform an evaluation at each interim and annual reporting period to determine whether or not there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. If these conditions exist, the entity should evaluate whether the doubt is mitigated by management’s plans or events and should make such required disclosures. This guidance will be effective for the Company for its interim reporting for the quarter ended March 31, 2017.